SCHEDULE OF FAIR VALUE OF STOCK OPTION ASSUMPTIONS (Details)		9 Months Ended
	Aug. 03, 2022	Sep. 30, 2023	Sep. 30, 2022
IfrsStatementLineItems [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility rate	141.63%	87.92%
Risk free interest rate	3.14%	3.83%	2.85%
Expected life of options		5 years
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility rate			126.68%
Expected life of options			4 years 1 month 28 days
Top of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility rate			129.48%
Expected life of options			4 years 5 months 19 days